Derivative Instruments and Financial Risk Management - Additional Information (Detail) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2008 USD ($) Payment	Nov. 30, 2003 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Nov. 30, 2008 ILS (₪)	Sep. 30, 2005	Nov. 30, 2003 ILS (₪)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair market value of swap			$ 0	$ 655
CPI-adjusted term loan	$ 51,344							₪ 210,800
Term of derivative instrument		11 years
Annual interest rate	6.59%	5.80%
Swap maturity date			Nov. 28, 2008
Annual swap payments | ₪						₪ 201,270
Number of annual payments | Payment	6
Forward Contracts [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Loss) gain on derivative instruments			$ (813)	4,590	$ (2,190)
Forward contracts purchase amount			26,167
Forward Contracts [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Loss) gain on derivative instruments			(3,413)	901	4,421
Forward contracts purchase amount			$ 24,900
CPI-adjusted Currency Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
CPI-adjusted term loan		$ 47,190
CPI-adjusted agreement period		5 years
Interest Rate Swap One [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Annual interest rate		5.90%
USD/NIS, CPI-Adjusted Currency Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
CPI-adjusted agreement period			6 years
Net (loss) gain recorded within financial income			$ 0	(1,117)	1,025
Interest Rate Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Mortgage fixed interest rate							6.16%
(Loss) gain on derivative instruments			(6)	(150)	68
Unrealized gain (loss) on derivative instruments				$ 147	$ 404
Realized gain on derivative			$ 180